Regulatory matters	12 Months Ended
Mar. 31, 2017
Regulatory matters

18. Regulatory matters

Regulatory capital requirements

MHFG, MHBK, and MHTB are subject to regulatory capital requirements administered by the Financial Services Agency in accordance with the provisions of the Banking Act and related regulations. Failure to meet minimum capital requirements may initiate certain mandatory actions by regulators that, if undertaken, could have a direct material effect on the MHFG Group’s consolidated financial condition and results of operations.

The capital adequacy guidelines applicable to Japanese banks and bank holding companies with international operations supervised by the Financial Services Agency closely follow the risk-adjusted approach proposed by the Basel Committee on Banking Supervision (“BCBS”) and are intended to further strengthen the soundness and stability of Japanese banks. In December 2010, BCBS issued the Basel III rules text (later revised in June 2011, January 2013 and October 2014), which presents the details of global regulatory standards on bank capital adequacy and liquidity agreed by the Governors and Heads of Supervision, which is the oversight body of BCBS, and endorsed by the G20 Leaders at the Seoul summit in November 2010. The rules text sets out higher and better-quality capital, better risk coverage, the introduction of a leverage ratio as a backstop to the risk-based requirement, and the introduction of the capital conservation buffer and countercyclical capital buffer as measures to promote the build-up of capital that can be drawn down in periods of stress, and the introduction of two global liquidity standards. The Financial Services Agency’s revisions to its capital adequacy guidelines became effective from March 31, 2013, which generally reflect the rules in the Basel III rules text that have been applied from January 1, 2013. The framework of Basel III is based on the following three pillars: minimum capital requirements; supervisory review; and market discipline. Under the first pillar, the capital ratio is calculated by dividing regulatory capital, or risk-based capital, by risk-weighted assets. Under the second pillar, banks are required to maintain adequate capital to support all of the major risks in their business and are encouraged to develop and use better risk management techniques in monitoring and managing such risks. Under the third pillar, banks are required to enhance disclosure, including disclosure of details of the capital adequacy ratio, the amount of each type of risk and the method of calculation used so that the market may make more effective evaluations.

With regard to risk-based capital, the guidelines based on Basel III set out higher and better-quality capital standards compared to those under Basel II, which had been effective until Basel III was applied. The guidelines based on Basel III require a target minimum standard capital adequacy ratio of 8%, Tier 1 capital ratio of 6% and Common Equity Tier 1 capital ratio of 4.5%, on both a consolidated and non-consolidated basis for banks with international operations, such as MHBK and MHTB, or on a consolidated basis for bank holding companies with international operations, such as MHFG.

Risk-based capital, calculated from financial statements prepared under Japanese GAAP, is classified into the following two tiers: Tier 1 capital; and Tier 2 capital. Tier 1 capital consists of Common Equity Tier 1 capital and Additional Tier 1 capital. Common Equity Tier 1 capital generally consists of common stock, capital surplus, retained earnings, accumulated other comprehensive income and other disclosed reserves and others less any regulatory adjustments. Additional Tier 1 capital generally consists of instruments issued by a bank or its holding company that meet the criteria for inclusion in Additional Tier 1 capital and others less any regulatory adjustments. Tier 2 capital generally consists of instruments issued by a bank or its holding company such as subordinated debt that meet the criteria for inclusion in Tier 2 capital, general reserve for possible losses on loans (equaling the sum of (i) the excess of the amount of qualified reserves over the amount of expected losses and (ii) the amount of general reserves calculated based on the standardized approach) and others less any regulatory adjustments.

Under Basel III, capital instruments that no longer qualify as Additional Tier 1 capital or Tier 2 capital are being phased out beginning March 2013 by increments of 10% until becoming fully effective in March 2022. The MHFG Group’s existing preferred securities (the amounts thereof included within Additional Tier 1 capital as of March 31, 2017 being ¥577.5 billion) and existing subordinated debt issued before March 2013 (the amounts thereof included within Tier 2 capital as of March 31, 2017 being ¥842.1 billion) are subject to the phase-out arrangements.

In November 2011, the Financial Stability Board (“FSB”) published policy measures to address the systemic and moral hazard risks associated with systemically important financial institutions. The policy measures include requirements for global systemically important banks (“G-SIBs”) to have additional loss absorption capacity tailored to the impact of their default, ranging from 1% to 2.5% of risk-weighted assets, to be met with Common Equity Tier 1 capital, which would be in addition to the 7.0% Common Equity Tier 1 capital requirement (including capital conservation buffer). The requirements began phasing in from January 2016 and will be fully implemented by January 2019. The Group was included in the list of G-SIBs updated in November 2016 and was allocated to the category that would require 1.0% of additional loss absorbency.

In November 2015, the Financial Service Agency published the revised capital adequacy guidelines to introduce the Basel III rules text regarding the capital conservation buffer, the countercyclical capital buffer and the additional loss absorption capacity requirement for G-SIBs and domestic systemically important banks (“D-SIBs”). These guidelines became effective on March 31, 2016. The capital conservation buffer, the countercyclical capital buffer and the additional loss absorption capacity requirement for G-SIBs and D-SIBs must be met with Common Equity Tier l capital under the revised guidelines, and if such buffer and requirement are not satisfied, a capital distribution constraints plan is required to be submitted to the Financial Service Agency and carried out. The capital conservation buffer is being phased in starting in March 2016 at 0.625% until becoming fully effective in March 2019 at 2.5%. In addition, subject to national discretion by the respective regulatory authorities, if the relevant national authority judges a period of excess credit growth to be leading to the build-up of system-wide risk, a countercyclical capital buffer ranging from 0% to 2.5% would also be imposed on banking organizations. The countercyclical capital buffer is a weighted average of the buffers deployed across all the jurisdictions to which the banking organization has credit exposures.

In December 2015, the Financial Service Agency published a capital adequacy guideline regarding the designation of G-SIBs and D-SIBs in Japan. The Group was designated as both a global systemically important bank (“G-SIB”) and domestic systemically important bank (“D-SIB”), and the additional loss absorption capacity requirement applicable to the Group was 1.0% on a fully effective basis. The additional loss absorption capacity requirement was the same as that imposed by the FSB, which is being phased in starting in March 2016 at 0.25% until becoming fully effective in March 2019 at 1.0%.

Regulatory adjustments such as goodwill and other intangibles, and defined benefit pension fund assets and liabilities, are to be applied mainly to the calculation of Common Equity Tier 1 capital in the form of the deductions. The regulatory adjustments began at 20% of the required deductions in the calculation of Common Equity Tier 1 capital in March 2014 and will be increased by 20% increments per year through March 2018 when the regulatory adjustments reach 100%. During this transition period, the remainder not deducted from capital will continue to be subject to existing national treatments.

The capital requirements and regulatory adjustments are being phased in over a transitional period as follows (italicized percentages indicate those still in transition periods):

	March 2016	March 2017	March 2018	March 2019	March 2020	March 2021	March 2022
Minimum Common Equity Tier 1 capital	4.5%	4.5%	4.5%	4.5%	4.5%	4.5%	4.5%
Minimum Tier 1 capital	6.0%	6.0%	6.0%	6.0%	6.0%	6.0%	6.0%
Minimum total capital	8.0%	8.0%	8.0%	8.0%	8.0%	8.0%	8.0%
Capital conservation buffer	0.625%	1.25%	1.875%	2.5%	2.5%	2.5%	2.5%
Phase out of recognition of capital instruments that no longer qualify as capital	60.0%	50.0%	40.0%	30.0%	20.0%	10.0%	0.0%
Phase-in of deductions from capital	60.0%	80.0%	100.0%	100.0%	100.0%	100.0%	100.0%
Additional loss absorbency requirements for G-SIBs and D-SIBs (Note)	0.25%	0.50%	0.75%	1.0%	1.0%	1.0%	1.0%

Note:	Figures assume that the additional loss absorbency requirements applied to the Group as a G-SIB and D-SIB continue to be 1.0% on a fully effective basis.

If the capital adequacy ratio of a financial institution falls below the required level, the Financial Services Agency may, depending upon the extent of capital deterioration, take certain corrective action, including requiring the financial institution to submit an improvement plan to strengthen its capital base, reduce its total assets, restrict its business operations or other actions that could have a material effect on its financial condition and results of operations.

Capital adequacy ratios of MHFG, MHBK, and MHTB as of March 31, 2016 and 2017 calculated in accordance with Japanese GAAP and the guidelines established by the Financial Services Agency are set forth in the following table:

	2016		2017
	Amount	Ratio	Amount	Ratio
	(in billions of yen, except percentages)
Consolidated:
MHFG:
Common Equity Tier 1 capital:
Required (Note)	3,361	5.375	3,857	6.25
Actual	6,566	10.50	7,002	11.34
Tier 1 capital:
Required (Note)	4,299	6.875	4,783	7.75
Actual	7,905	12.64	8,212	13.30
Total risk-based capital:
Required (Note)	5,550	8.875	6,017	9.75
Actual	9,639	15.41	10,051	16.28
MHBK:
Common Equity Tier 1 capital:
Required	2,555	4.50	2,541	4.50
Actual	6,142	10.81	6,304	11.16
Tier 1 capital:
Required	3,406	6.00	3,388	6.00
Actual	7,244	12.75	7,536	13.34
Total risk-based capital:
Required	4,542	8.00	4,517	8.00
Actual	8,780	15.46	9,149	16.20
MHTB:
Common Equity Tier 1 capital:
Required	109	4.50	112	4.50
Actual	440	18.21	466	18.73
Tier 1 capital:
Required	145	6.00	149	6.00
Actual	440	18.21	466	18.73
Total risk-based capital:
Required	193	8.00	199	8.00
Actual	472	19.52	485	19.47
Non-consolidated:
MHBK:
Common Equity Tier 1 capital:
Required	2,489	4.50	2,432	4.50
Actual	5,892	10.65	6,057	11.20
Tier 1 capital:
Required	3,318	6.00	3,243	6.00
Actual	7,004	12.66	7,316	13.53
Total risk-based capital:
Required	4,424	8.00	4,324	8.00
Actual	8,576	15.50	8,938	16.53
MHTB:
Common Equity Tier 1 capital:
Required	109	4.50	113	4.50
Actual	448	18.52	475	18.98
Tier 1 capital:
Required	145	6.00	150	6.00
Actual	448	18.52	475	18.98
Total risk-based capital:
Required	194	8.00	200	8.00
Actual	480	19.80	493	19.70

Note:

The required ratios disclosed above, at March 31, 2016 and 2017, include the transitional capital conservation buffer of 0.625% and 1.25%, respectively, and the transitional additional loss absorbency requirements for G-SIBs and D-SIBs of 0.25% and 0.5%, respectively, which are both in addition to the regulatory minima. The respective required amounts are determined by applying the ratios to the sum of the risk weighted assets and certain other risk amounts.

MHFG’s securities subsidiaries in Japan are also subject to the capital adequacy requirement under the Financial Instruments and Exchange Act. Under this requirement, securities firms must maintain a minimum capital adequacy ratio of 120% calculated as a percentage of capital accounts less certain assets, as determined in accordance with Japanese GAAP, against amounts equivalent to market, counterparty, and basic risks. Specific guidelines are issued as a ministerial ordinance that details the definition of essential components of the capital ratios, including capital, disallowed assets and risks, and related measures. Failure to maintain a minimum capital ratio will trigger mandatory regulatory actions. A capital ratio of less than 140% will call for regulatory reporting and a capital ratio of less than 100% may lead to a temporary suspension of all or part of the business operations and further, to the cancellation of the license to act as a securities broker and dealer.

Management believes, as of March 31, 2017, that MHFG, MHBK, MHTB, and their securities subsidiaries in Japan were in compliance with all capital adequacy requirements to which they were subject.